Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Equity Grants

In 2024, we did not grant any stock options, stock appreciation rights, or similar awards under the 2020 Plan and we do not currently plan to grant stock options, stock appreciation rights, or other similar appreciation-based awards as incentive compensation to any executive officer, non-employee director, or employee. Accordingly, we do not have a policy or practice in relation to the timing or the determination of the terms of a grant of options or other awards in relation to the disclosure of material non-public information. The Company does not coordinate the timing of equity awards with the release of material non-public information. Executive equity awards are generally granted on March 1 each year. Non-employee director equity awards are generally granted as of the date of each year’s annual meeting of shareholders. During 2024, we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false
Eric K. Aasmundstad [Member]
Awards Close in Time to MNPI Disclosures
Name	Eric K. Aasmundstad
William R. Devlin [Member]
Awards Close in Time to MNPI Disclosures
Name	William R. Devlin
Duaine C. Espegard [Member]
Awards Close in Time to MNPI Disclosures
Name	Duaine C. Espegard
Cindy L. Launer [Member]
Awards Close in Time to MNPI Disclosures
Name	Cindy L. Launer
Stephen V. Marlow [Member]
Awards Close in Time to MNPI Disclosures
Name	Stephen V. Marlow
Prakash Mathew [Member]
Awards Close in Time to MNPI Disclosures
Name	Prakash Mathew
Jeffrey R. Missling [Member]
Awards Close in Time to MNPI Disclosures
Name	Jeffrey R. Missling